Pension and other post-retirement benefits (Details 11) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Actuarial gains/(losses)
Increase (Decrease) in Accumulated other Comprehensive Income
OCI, before Reclassifications, before Tax, Attributable to Parent	SFr 406
OCI, before Reclassifications, Net of Tax, Attributable to Parent	323	SFr 0	SFr 1	SFr 323	SFr 11
Net prior service credit/ (cost)
Increase (Decrease) in Accumulated other Comprehensive Income
OCI, before Reclassifications, before Tax, Attributable to Parent	428
OCI, before Reclassifications, Net of Tax, Attributable to Parent	SFr 338	SFr 0	SFr 0	338	0
Bank | Actuarial gains/(losses)
Increase (Decrease) in Accumulated other Comprehensive Income
OCI, before Reclassifications, Net of Tax, Attributable to Parent				0	(7)
Bank | Net prior service credit/ (cost)
Increase (Decrease) in Accumulated other Comprehensive Income
OCI, before Reclassifications, Net of Tax, Attributable to Parent				SFr 0	SFr 0